LVIP American Century Large Company Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.92%
Aerospace & Defense–1.39%
RTX Corp.	13,107	$2,193,194
		2,193,194
Automobile Components–0.60%
†Aptiv PLC	11,041	951,955
		951,955
Banks–8.08%
JPMorgan Chase & Co.	19,345	6,101,994
Truist Financial Corp.	70,971	3,244,794
U.S. Bancorp	70,476	3,406,105
		12,752,893
Beverages–4.31%
Heineken Holding NV	23,854	1,634,139
PepsiCo, Inc.	25,064	3,519,988
Pernod Ricard SA	16,782	1,645,982
		6,800,109
Building Products–1.06%
A.O. Smith Corp.	22,775	1,671,913
		1,671,913
Capital Markets–6.68%
Bank of New York Mellon Corp.	17,813	1,940,904
Blackrock, Inc.	2,971	3,463,800
Charles Schwab Corp.	37,000	3,532,390
Northern Trust Corp.	11,931	1,605,913
		10,543,007
Chemicals–1.29%
Akzo Nobel NV	11,849	843,027
PPG Industries, Inc.	11,321	1,189,950
		2,032,977
Communications Equipment–2.78%
Cisco Systems, Inc.	42,191	2,886,708
†F5, Inc.	4,657	1,505,096
		4,391,804
Construction Materials–0.82%
CRH PLC	10,746	1,288,445
		1,288,445
Containers & Packaging–1.13%
Graphic Packaging Holding Co.	90,780	1,776,565
		1,776,565
Diversified Telecommunication Services–1.84%
Verizon Communications, Inc.	65,880	2,895,426
		2,895,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–4.84%
Duke Energy Corp.	24,840	$3,073,950
Eversource Energy	18,753	1,334,089
Xcel Energy, Inc.	39,936	3,220,838
		7,628,877
Electrical Equipment–0.51%
Emerson Electric Co.	6,152	807,019
		807,019
Electronic Equipment, Instruments & Components–0.65%
TE Connectivity PLC	4,683	1,028,059
		1,028,059
Energy Equipment & Services–0.62%
Baker Hughes Co.	19,923	970,649
		970,649
Entertainment–1.34%
Walt Disney Co.	18,424	2,109,548
		2,109,548
Financial Services–2.47%
†Berkshire Hathaway, Inc. Class B	5,338	2,683,626
Fidelity National Information Services, Inc.	18,357	1,210,461
		3,894,087
Food Products–2.37%
Conagra Brands, Inc.	39,750	727,822
General Mills, Inc.	19,388	977,543
Mondelez International, Inc. Class A	32,504	2,030,525
		3,735,890
Ground Transportation–2.79%
CSX Corp.	26,739	949,502
Norfolk Southern Corp.	11,515	3,459,221
		4,408,723
Health Care Equipment & Supplies–6.81%
Becton Dickinson & Co.	21,264	3,979,983
Medtronic PLC	36,425	3,469,117
Zimmer Biomet Holdings, Inc.	33,500	3,299,750
		10,748,850
Health Care Providers & Services–3.74%
CVS Health Corp.	11,157	841,126
†Henry Schein, Inc.	26,635	1,767,765
Quest Diagnostics, Inc.	4,217	803,676
UnitedHealth Group, Inc.	4,267	1,473,395
Universal Health Services, Inc. Class B	4,968	1,015,658
		5,901,620
LVIP American Century Large Company Value Fund–1

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.69%
†Mohawk Industries, Inc.	11,276	$1,453,702
PulteGroup, Inc.	9,184	1,213,482
		2,667,184
Household Products–1.23%
Kimberly-Clark Corp.	8,170	1,015,858
Reckitt Benckiser Group PLC	12,080	928,968
		1,944,826
Industrial Conglomerates–0.85%
Siemens AG	4,979	1,339,811
		1,339,811
Insurance–3.82%
Allstate Corp.	5,439	1,167,481
Reinsurance Group of America, Inc.	8,539	1,640,598
Willis Towers Watson PLC	9,323	3,220,631
		6,028,710
Interactive Media & Services–2.76%
Alphabet, Inc. Class A	17,898	4,351,004
		4,351,004
IT Services–1.63%
Amdocs Ltd.	19,314	1,584,713
Cognizant Technology Solutions Corp. Class A	14,654	982,844
		2,567,557
Life Sciences Tools & Services–1.52%
†IQVIA Holdings, Inc.	12,642	2,401,221
		2,401,221
Machinery–3.61%
Cummins, Inc.	3,554	1,501,103
Dover Corp.	7,102	1,184,826
PACCAR, Inc.	16,490	1,621,297
Toro Co.	18,219	1,388,288
		5,695,514
Metals & Mining–0.58%
Reliance, Inc.	3,251	912,978
		912,978
Oil, Gas & Consumable Fuels–5.75%
Chevron Corp.	15,509	2,408,393
Coterra Energy, Inc.	41,254	975,657
Enterprise Products Partners LP	70,956	2,218,794
Exxon Mobil Corp.	10,118	1,140,804
Shell PLC	43,101	1,534,084
TotalEnergies SE ADR	13,257	791,310
		9,069,042
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.51%
Southwest Airlines Co.	25,107	$801,164
		801,164
Personal Care Products–4.05%
Estee Lauder Cos., Inc. Class A	19,952	1,758,170
Kenvue, Inc.	138,293	2,244,496
Unilever PLC ADR	40,146	2,379,855
		6,382,521
Pharmaceuticals–4.95%
Johnson & Johnson	24,911	4,618,997
Merck & Co., Inc.	20,433	1,714,942
Roche Holding AG	4,535	1,480,619
		7,814,558
Residential REITs–1.51%
Equity Residential	36,767	2,379,928
		2,379,928
Retail REITs–0.53%
Realty Income Corp.	13,812	839,631
		839,631
Semiconductors & Semiconductor Equipment–3.12%
Analog Devices, Inc.	9,384	2,305,649
†ON Semiconductor Corp.	13,462	663,811
QUALCOMM, Inc.	11,737	1,952,567
		4,922,027
Software–1.48%
Salesforce, Inc.	9,878	2,341,086
		2,341,086
Specialized REITs–1.22%
American Tower Corp.	10,033	1,929,547
		1,929,547
Trading Companies & Distributors–0.99%
MSC Industrial Direct Co., Inc. Class A	16,899	1,557,074
		1,557,074
Total Common Stock (Cost $127,255,426)		154,476,993

MONEY MARKET FUND–1.82%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	2,867,594	2,867,594
Total Money Market Fund (Cost $2,867,594)		2,867,594

LVIP American Century Large Company Value Fund–2

LVIP American Century Large Company Value Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.74% (Cost $130,123,020)	$157,344,587
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	417,910
NET ASSETS APPLICABLE TO 7,756,985 SHARES OUTSTANDING–100.00%	$157,762,497

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(1,016,948)	USD	1,374,696	12/19/25	$6,889	$—
CBK	EUR	(1,154,865)	USD	1,369,483	12/19/25	7,315	—
CBK	GBP	(1,016,948)	USD	1,374,461	12/19/25	6,654	—
GS	EUR	(1,154,865)	USD	1,369,026	12/19/25	6,858	—
GS	GBP	(1,016,948)	USD	1,374,192	12/19/25	6,385	—
JPM	CHF	(522,512)	USD	666,112	12/19/25	3,386	—
MSC	EUR	(1,154,865)	USD	1,369,270	12/19/25	7,101	—
UBS	CHF	(522,511)	USD	666,018	12/19/25	3,292	—
UBS	CHF	67,843	USD	(85,673)	12/19/25	377	—
UBS	EUR	(1,154,865)	USD	1,369,371	12/19/25	7,203	—
Total Foreign Currency Exchange Contracts						$55,460	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Large Company Value Fund–3